Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Warrant Activity

Option activity for the period ended December 31, 2021 and year December 31, 2020 was as follows:

	December 31, 2021			December 31, 2020
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
	#	$ CAD	#	$ CAD
Outstanding - Beginning of period	1,636,236	4.93	1,573,411	4.63

Granted	1,430,635	3.30	395,850	5.50
Exercised	(150,438)[1]	2.37	(203,595)[1]	2.42
Forfeited	(109,218)	4.46	(47,638)	6.69
Cancelled	(124,238)	3.84	(81,792)	6.92
Expired	(8,750)	2.37	–	–

Outstanding - End of period	2,674,227	4.28	1,636,236	4.93

[1] Of the 150,438 (2020 – 203,595) options exercised, 125,812 (2020 – 109,845) elected the cashless exercise, under which 58,787 shares (2020 – 68,336) were issued. These options would have otherwise been exercisable for proceeds of $235 (2020 - $180) on the exercise date.

Schedule of Weighted Average Assumptions

	2021	2020
Risk-free interest rate	0.82%	1.00%
Exercise price	CAD$3.30	CAD$5.50
Market price	CAD$3.30	CAD$5.50
Expected volatility	79%	71%
Expected dividend yield	–	–
Expected life (years)	7.0	4.2
Forfeiture rate	4%	4%

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Warrant Activity

Warrant activity for the period ended December 31, 2021 and year ended December 31, 2020, was as follows:

	December 31, 2021			December 31, 2020
					(Recast – note 2)
		Weighted			Weighted
		average			average
		exercise			exercise
	Number	price	Amount	Number	price	Amount
	#	$ CAD	$	#	$ CAD	$

Opening balance	2,457,613	3.72	2,116	134,766	6.53	254
Granted	10,714,286	2.67	6,079	3,069,501	3.72	2,678
Exercised	–	–	–	(611,888)	3.72	(569)
Expired	–	–	–	(134,766)	6.53	(251)
Closing balance	13,171,899	2.87	8,195	2,457,613	3.72	2,112

Schedule of Weighted Average Assumptions

The fair values of warrants are estimated using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes valuation model for the periods presented were as follows:

	2021	2020

Risk-free interest rate	0.51%	0.27%
Market price	$2.67CAD	$3.72CAD
Expected volatility	92%	83%
Expected dividend yield	–	–
Expected life (years)	2.5	2